Provisions - Summary of Provisions (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 CAD ($)
Restructuring provision [abstract]
Begining Balance	$ 6,690
Decrease to provision during the period	(320)
Payments	(3,238)
Interest expense	60
Effect of changes in the discount rate	(26)
Ending Balance	3,166
Less current portion of provision	(3,166)
Long-term portion of provisions	$ 0